Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net is comprised of the following:

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Accounts receivable	1,114,037	1,455,993
Allowance for expected credit losses	(308,071)	(394,045)
Accounts receivable, net	805,966	1,061,948

Schedule of Allowance for Expected Credit Losses

Movements of allowance for expected credit losses were as follows:

	As of
	December 31, 2025	June 30, 2026
	US$	US$
Balance, beginning of the year/period	326,813	308,071
(Reversal) addition	(18,202)	88,587
Exchange realignment	(540)	(2,613)
Balance, end of year/period	308,071	394,045